                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                          225 Liberty Street
                                                        New York, NY 10281-1008

July 26, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      Oppenheimer Tremont Market Neutral Fund LLC
                           1933 Act File No. 333-124254/1940 Act File No. 811-10537
                           EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

         An  electronic  ("EDGAR")  filing is hereby  made  under the  Securities  Act of 1933,  as amended  (the  "1933  Act") and the
Investment  Company Act of 1940, as amended (the "1940 Act") on behalf of  Oppenheimer  Tremont  Market  Neutral Fund LLC (the "Fund").
This filing includes  Post-Effective  Amendment No. 3 to the Fund's 1933 Act Registration Statement on Form N-2 and Amendment No. 21 to
its Investment  Company Act Registration  Statement.  It is proposed this filing will become effective pursuant to Section 8(c) on July
27, 2007.  The Fund is offered on a continuous  basis.  The Fund is not an interval fund,  but rather  provides  liquidity to investors through periodic fund repurchases under Section 13e-1 of the Securities Exchange Act of 1934 pursuant to Rule 13e-4 thereunder.

         A preliminary  version of the Fund's  registration  statement was filed on May 24, 2007,  and staff comments were delivered to the  undersigned  in a telephone  conversation  on July 18, 2007.  Responses to those comments are being filed via EDGAR under separate cover.

         This filing  contains the Fund's  audited  financial  statements  at fiscal  year-end  March 31, 2007,  together with a signed consent from the Fund's Independent Registered Public Accounting Firm.

                                                     Sincerely,

                                                     /s/ Mitchell Lindauer
                                                     ------------------------------------------
                                                     Mitchell Lindauer
                                                     Vice President & Assistant General Counsel
                                                     Phone: (212) 323-0254
                                                     Fax: (212) 323-4070
                                                     mlindauer@oppenheimerfunds.com

cc:      Larry Greene, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw, LLP
         KPMG, LLP
         Nancy Vann
         Gloria LaFond